Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.2%
Fox Corp. - Class A (a)	3,707,269	$124,008,148
Live Nation Entertainment, Inc. (a)(b)	1,044,705	91,672,864
Nexstar Media Group, Inc. (a)	481,153	89,840,888
Sirius XM Holdings, Inc. (a)	25,541,342	130,260,844
TripAdvisor, Inc. (b)	1,507,206	28,109,392
		463,892,136
Consumer Discretionary - 13.7%
ADT, Inc. (a)	10,143,716	64,716,908
Best Buy Co., Inc. (a)	1,638,038	136,039,056
Booking Holdings, Inc. (b)	97,348	289,201,438
Boyd Gaming Corp.	737,188	50,364,684
Capri Holdings Ltd. (b)	945,062	34,882,238
Carter's, Inc. (a)	245,062	18,382,101
DR Horton, Inc.	1,493,822	189,745,270
eBay, Inc. (a)	2,797,894	124,534,262
Expedia Group, Inc. (b)	1,737,756	212,927,243
H&R Block, Inc. (a)	1,767,691	59,412,095
Lennar Corp. - Class A (a)	2,291,007	290,568,418
Nordstrom, Inc. (a)	2,654,700	61,350,117
NVR, Inc. (b)	20,155	127,106,298
PulteGroup, Inc.	949,208	80,103,663
Thor Industries, Inc. (a)	498,165	57,533,076
Toll Brothers, Inc.	734,010	58,963,023
Victoria's Secret & Co. (a)(b)	861,342	17,648,898
Williams-Sonoma, Inc. (a)	596,992	82,766,971
		1,956,245,759
Consumer Staples - 1.9%
Altria Group, Inc.	5,660,273	257,089,600
Olaplex Holdings, Inc. (a)(b)	4,117,840	14,824,224
		271,913,824
Energy - 36.4%
Antero Resources Corp. (a)(b)	5,133,028	137,308,499
APA Corp.	4,479,848	181,389,046
Cheniere Energy, Inc.	1,759,927	284,861,784
Chesapeake Energy Corp. (a)	1,799,119	151,737,696
Chevron Corp.	1,642,458	268,804,676
ConocoPhillips	2,507,012	295,125,453
Coterra Energy, Inc. (a)	9,705,869	267,299,632
Devon Energy Corp.	3,558,523	192,160,242
Diamondback Energy, Inc. (a)	1,953,084	287,728,335
EOG Resources, Inc.	2,292,222	303,788,182
EQT Corp. (a)	4,289,940	180,949,669
Exxon Mobil Corp.	2,426,110	260,176,036
HF Sinclair Corp.	4,396,261	229,001,235
Marathon Oil Corp.	9,625,062	252,850,379
Marathon Petroleum Corp.	2,355,770	313,364,525
Occidental Petroleum Corp. (a)	4,298,838	271,385,643
Ovintiv, Inc.	3,781,780	174,302,240
PDC Energy, Inc.	1,401,172	106,334,943
Phillips 66	2,644,021	294,940,543
Pioneer Natural Resources Co.	1,247,413	281,503,692
Range Resources Corp.	3,143,044	98,785,873
Southwestern Energy Co. (b)	13,051,985	84,576,863
Valero Energy Corp.	2,348,511	302,746,553
		5,221,121,739
Health Care - 15.2%
AbbVie, Inc.	1,874,540	280,393,693
Bristol-Myers Squibb Co.	3,907,390	243,000,584
Cardinal Health, Inc.	3,033,001	277,428,602
CVS Health Corp. (a)	3,666,205	273,828,852
Gilead Sciences, Inc.	3,294,079	250,811,175
Jazz Pharmaceuticals PLC (b)	673,326	87,815,177
Maravai LifeSciences Holdings, Inc. - Class A (b)	2,082,827	23,556,773
McKesson Corp.	657,426	264,548,223
Pfizer, Inc.	6,700,287	241,612,349
Premier, Inc. (a)	863,095	23,950,886
United Therapeutics Corp. (b)	204,646	49,671,677
Viatris, Inc.	15,646,777	164,760,562
		2,181,378,553
Industrials - 7.3%
Acuity Brands, Inc. (a)	167,390	27,659,524
Allison Transmission Holdings, Inc. (a)	660,709	38,777,011
Builders FirstSource, Inc. (a)(b)	1,935,601	279,558,852
Carlisle Cos., Inc.	253,160	70,175,952
CH Robinson Worldwide, Inc. (a)	1,146,614	114,867,790
Concentrix Corp. (a)	367,118	30,558,902
Expeditors International of Washington, Inc.	1,197,849	152,486,178
Landstar System, Inc. (a)	214,918	43,755,156
ManpowerGroup, Inc.	340,638	26,869,525
MSC Industrial Direct Co., Inc. - Class A	364,070	36,741,944
Owens Corning	518,710	72,614,213
Robert Half Interntional, Inc. (a)	560,037	41,526,744
Science Applications International Corp.	312,638	37,935,495
Textron, Inc.	1,018,158	79,182,148
		1,052,709,434
Information Technology - 7.4%
AppLovin Corp. - Class A (a)(b)	1,873,978	58,842,909
Cirrus Logic, Inc. (b)	238,406	19,263,205
Cisco Systems, Inc.	5,129,911	266,960,568
Cognizant Technology Solutions Corp.	2,632,868	173,848,274
Dropbox, Inc. - Class A (b)	2,318,821	62,492,226
DXC Technology Co. (a)(b)	2,779,179	76,844,299
F5, Inc. (b)	226,826	35,892,946
NetApp, Inc.	894,996	69,818,638
Pure Storage, Inc. (b)	1,174,364	43,439,724
Skyworks Solutions, Inc.	712,102	81,443,106
TD SYNNEX Corp.	704,998	69,590,353
Teradata Corp. (b)	463,228	26,334,512
Zoom Video Communications, Inc. - Class A (b)	1,024,065	75,115,168
		1,059,885,928
Materials - 14.1%
Berry Global Group, Inc.	1,086,262	71,226,199
CF Industries Holdings, Inc. (a)	2,943,712	241,619,881
Cleveland-Cliffs, Inc. (a)(b)	3,976,763	70,189,867
Dow, Inc. (a)	4,971,348	280,732,021
Huntsman Corp.	1,040,782	30,984,080
LyondellBasell Industries NV	2,300,080	227,385,909
Mosaic Co. (a)	4,354,099	177,473,075
Nucor Corp. (a)	1,816,019	312,518,710
Olin Corp. (a)	1,594,288	91,958,532
Reliance Steel & Aluminum Co. (a)	443,679	129,935,832
Steel Dynamics, Inc. (a)	2,178,389	232,172,700
Westlake Chemical Corp. (a)	1,160,394	159,554,175
		2,025,750,981
Real Estate - 0.6%
Zillow Group, Inc. - Class C (a)(b)	1,452,356	78,659,601

TOTAL COMMON STOCKS (Cost $12,987,323,932)		14,311,557,955
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$16,761,969	16,761,969
TOTAL SHORT-TERM INVESTMENTS (Cost $16,761,969)		16,761,969
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	1,184,968,552	1,184,968,552
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,184,968,552)		1,184,968,552

Total Investments (Cost $14,189,054,453) - 108.2%		15,513,288,476
Liabilities in Excess of Other Assets - (8.2)%		(1,174,166,595)
TOTAL NET ASSETS - 100.0%		$14,339,121,881

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $1,160,483,818 or 8.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 14,311,557,955	$ -	$ -	$ -	$ 14,311,557,955
Short-Term Investments	16,761,969	-	-	-	16,761,969
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,184,968,552	1,184,968,552
Total Investments in Securities	$ 14,328,319,924	$ -	$ -	$ 1,184,968,552	$ 15,513,288,476
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.